Interest and other expenses	3 Months Ended
Nov. 30, 2025
Interest And Other Expenses
Interest and other expenses

19.	Interest and other expenses

	Three months ended November 30,
	2025	2024
Accretion of provision for reclamation (Note 23)	$35	$35
Accretion of lease liabilities (Notes 10 and 23)	88	70
Accretion of deferred revenue (Notes 9 and 23)	59	84
Interest on borrowings	21	-
Financing costs expensed	67	-
Other	64	132
Total interest and other expenses	$334	$321